SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Line Items]
Bank fees paid to financial institutions	$ 2,143,550	$ 2,393,517
Less: accumulated amortization	(1,339,285)	(1,050,808)
Unamortized bank fees	804,265	1,342,709
Amortization included in interest expense	493,283	485,684
Bank Fees [Member]
Accounting Policies [Line Items]
Bank fees paid to financial institutions	2,254,400	2,316,750
Less: accumulated amortization	(1,303,135)	(925,591)
Unamortized bank fees	951,265	1,391,159
Amortization included in interest expense	$ 461,321	$ 464,245